Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
NOTE 8 — RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500

Amounts allocated to withdrawing participants are recorded on the Form 5500 for benefit claims that have been processed and approved for payment prior to December 31 but are not yet paid as of that date. The following is a reconciliation of net assets available for benefits per the financial statements at December 31, 2025 and 2024 to the Form 5500:

	2025	2024
Net assets available for benefits per the financial statements	$7,406,432,728	$7,113,388,268
Amounts allocated to withdrawing participants	(1,857,121)	(4,932,224)
Loan balances considered deemed distributions	(958,502)	(545,848)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	(43,633,114)	(92,430,482)
Net assets available for benefits per the Form 5500	$7,359,983,991	$7,015,479,714

The following is a reconciliation of notes receivable from participants per the financial statements at December 31, 2025 and 2024 to notes receivable from participants per the Form 5500:

	2025	2024
Notes receivable from participants per the financial statements	$23,419,137	$23,400,089
Loan balances considered deemed distributions	(958,502)	(545,848)
Notes receivable from participants per the Form 5500	$22,460,635	$22,854,241

The following is a reconciliation of total additions per the financial statements to total income per the Form 5500 for the year ended December 31, 2025:

2025
Total additions per the financial statements	$1,119,987,768
2025 adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	(43,633,114)
2024 adjustment from contract value to fair value for fully benefit-responsive investment contracts held in Master Trust	92,430,482
Total income per the Form 5500	$1,168,785,136
The following is a reconciliation of total deductions per the financial statements to total expenses per the Form 5500 for the year ended December 31, 2025:

2025
Total deductions per the financial statements	$826,943,308
Amounts allocated to withdrawing participants at December 31, 2025	1,857,121
Amounts allocated to withdrawing participants at December 31, 2024	(4,932,224)
Current year cumulative deemed distributions	958,502
Prior year cumulative deemed distributions	(545,848)
Total expenses per the Form 5500	$824,280,859